Schedule of Investments (unaudited)	iShares® MSCI Turkey ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	2,452,816	$5,624,917

Passenger Airlines — 8.4%
Pegasus Hava Tasimaciligi AS(a)	156,213	3,452,821
Turk Hava Yollari AO(a)	1,726,057	11,956,247
		15,409,068
Automobile Components — 0.5%
EGE Endustri VE Ticaret AS	2,058	463,143
Kordsa Teknik Tekstil AS	167,756	531,728
		994,871
Automobiles — 5.6%
Ford Otomotiv Sanayi AS	246,967	6,823,527
Tofas Turk Otomobil Fabrikasi AS	335,754	3,472,982
		10,296,509
Banks — 13.5%
Akbank TAS	10,396,853	7,931,212
Haci Omer Sabanci Holding AS	3,406,082	6,336,003
Turkiye Is Bankasi AS, Class C	11,685,675	6,301,108
Yapi ve Kredi Bankasi AS	8,602,910	4,237,480
		24,805,803
Beverages — 1.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS	817,735	2,298,101
Building Products — 0.3%
Qua Granite Hayal(a)	157,800	639,205
Capital Markets — 0.7%
Is Yatirim Menkul Degerler AS	331,688	774,797
Oyak Yatirim Menkul Degerler AS, NVS	318,314	560,571
		1,335,368
Chemicals — 9.5%
Hektas Ticaret TAS(a)	3,789,122	5,114,179
Kimteks Poliuretan Sanayi VE Ticaret AS, NVS	114,740	453,715
Petkim Petrokimya Holding AS(a)	4,194,569	2,834,169
Sasa Polyester Sanayi AS(a)	3,457,777	9,048,962
		17,451,025
Construction & Engineering — 1.7%
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(a)	217,592	628,527
Kontrolmatik Enerji Ve Muhendislik AS, NVS	172,315	1,188,264
Tekfen Holding AS	911,821	1,310,328
		3,127,119
Construction Materials — 2.7%
Cimsa Cimento Sanayi VE Ticaret AS	96,699	504,083
Nuh Cimento Sanayi AS	270,905	1,657,802
Oyak Cimento Fabrikalari AS(a)	1,391,771	2,774,548
		4,936,433
Financial Services — 0.4%
Turkiye Sinai Kalkinma Bankasi AS(a)	3,880,682	768,491
Electric Utilities — 1.6%
Can2 Termik AS(a)	459,308	476,651
Enerjisa Enerji AS(b)(c)	1,071,632	1,600,356
ODAS Elektrik Uretim ve Sanayi Ticaret AS(a)	2,784,122	888,792
		2,965,799
Electrical Equipment — 0.4%
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	489,167	731,734
Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.0%
Penta Teknoloji Urunleri Dagitim Ticaret AS(a)	118,158	$89,173

Diversified REITs — 0.6%
Is Gayrimenkul Yatirim Ortakligi AS(a)	1,273,933	546,753
Ziraat Gayrimenkul Yatirim Ortakligi AS	2,353,786	505,104
		1,051,857
Consumer Staples Distribution & Retail — 8.0%
BIM Birlesik Magazalar AS	1,514,151	10,303,997
Migros Ticaret AS	346,247	2,880,243
Sok Marketler Ticaret AS(a)	1,155,662	1,514,500
		14,698,740
Food Products — 0.7%
Ulker Biskuvi Sanayi AS(a)	754,080	1,229,103

Gas Utilities — 0.5%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	91,396	414,295
Aygaz AS	165,495	517,879
		932,174
Health Care Providers & Services — 1.0%
MLP Saglik Hizmetleri AS(a)(b)	418,123	1,350,930
Selcuk Ecza Deposu Ticaret ve Sanayi AS	263,833	426,469
		1,777,399
Household Durables — 1.2%
Vestel Beyaz Esya Sanayi ve Ticaret AS	1,836,094	972,190
Vestel Elektronik Sanayi ve Ticaret AS(a)	528,290	1,145,397
		2,117,587
Independent Power and Renewable Electricity Producers — 0.8%
Aksa Enerji Uretim AS	281,864	462,683
Margun Enerji Uretim Sanayi VE Ticaret AS	269,461	453,758
Zorlu Enerji Elektrik Uretim AS(a)	2,286,378	543,562
		1,460,003
Industrial Conglomerates — 11.4%
Alarko Holding AS(c)	640,370	2,093,664
Enka Insaat ve Sanayi AS	1	1
Kiler Holding AS(a)	231,602	402,067
KOC Holding AS(c)	2,530,767	9,606,543
Turkiye Sise ve Cam Fabrikalari AS	4,589,972	8,941,248
		21,043,523
Machinery — 1.6%
Imas Makina Sanayi AS(a)	305,744	399,264
Otokar Otomotiv Ve Savunma Sanayi AS(a)	85,893	691,717
Turk Traktor ve Ziraat Makineleri AS	57,950	1,848,297
		2,939,278
Metals & Mining — 8.4%
Borusan Mannesmann Boru Sanayi ve Ticaret AS(a)	52,596	459,077
Eregli Demir ve Celik Fabrikalari TAS(a)	4,130,853	6,584,480
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	3,072,950	2,606,470
Koza Altin Isletmeleri AS	3,620,516	4,025,359
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	852,025	1,857,546
		15,532,932
Residential REITs — 1.5%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	8,242,178	2,826,076

Oil, Gas & Consumable Fuels — 5.6%
Turkiye Petrol Rafinerileri AS	3,174,824	10,247,418

Personal Care Products — 0.3%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	396,673	529,484

Schedule of Investments (unaudited) (continued)	iShares® MSCI Turkey ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 0.2%
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	207,001	$400,885

Semiconductors & Semiconductor Equipment — 0.3%
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS, NVS(a)	154,064	568,723

Specialty Retail — 1.3%
Dogan Sirketler Grubu Holding AS	4,420,519	1,776,782
Dogus Otomotiv Servis ve Ticaret AS	79,443	547,447
		2,324,229
Textiles, Apparel & Luxury Goods — 1.8%
Aksa Akrilik Kimya Sanayii AS	565,641	1,741,630
Mavi Giyim Sanayi Ve Ticaret AS, Class B(b)	635,412	1,655,350
		3,396,980
Transportation Infrastructure — 1.5%
TAV Havalimanlari Holding AS(a)	721,243	2,703,511

Wireless Telecommunication Services — 3.7%
Turkcell Iletisim Hizmetleri AS	4,249,980	6,865,715

Total Long-Term Investments — 100.1%
(Cost: $208,775,003)		184,119,233

Short-Term Securities

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(d)(e)(f)	3,870,448	3,871,222

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(d)(e)	40,000	$40,000

Total Short-Term Securities — 2.1%
(Cost: $3,910,454)		3,911,222

Total Investments — 102.2%
(Cost: $212,685,457)		188,030,455

Liabilities in Excess of Other Assets — (2.2)%		(4,027,166)

Net Assets — 100.0%		$184,003,289

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$33,780,557	$—	$(29,918,274	)(a)	$18,088	$(9,149)	$3,871,222	3,870,448	$1,259,718	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	260,000	—	(220,000	)(a)	—	—	40,000	40,000	7,542		—
					$18,088	$(9,149)	$3,911,222		$1,267,260		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Turkey ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$36,357,015	$147,762,218	$—	$184,119,233
Short-Term Securities
Money Market Funds	3,911,222	—	—	3,911,222
	$40,268,237	$147,762,218	$—	$188,030,455

Portfolio Abbreviation

NVS	Non-Voting Shares

3